Warrant liability (Tables)	3 Months Ended
Nov. 30, 2021
Warrant Liability
Schedule of Measured Warrants

The following tables reflect the continuity of the Company’s liability measured warrants for the three months ended November 30, 2021, and 2020:

Amount
$

Balance at August 31, 2020	14,135,321
Issued on conversion of convertible debt	140,880
Issued in private convertible debt	618,916
Exercised	(11,404)
Change in fair value	(4,759,776)
Foreign exchange	122,209
Balance, November 30, 2020	10,246,146

Amount
$

Balance at August 31, 2021	4,868,703
Change in fair value	(2,941,546)
Foreign exchange	(75,846)
Balance, November 30, 2021	1,851,311

Schedule of Outstanding Warrants

	Number of warrants	Weighted-average exercise price CAD
	#	$

Outstanding, August 31, 2020	2,405,369	9.60
Issued on conversion of convertible debt	36,666	7.50
Issued in private placement of convertible debentures	224,719	19.45
Exercised	(7,166)	8.28
Expired	(430)	153.81
Outstanding as at November 30, 2020	2,659,158	10.39

		Weighted-average
	Number of	exercise price
	warrants	CAD
	#	$

Outstanding, August 31, 2021	1,452,843	8.96
Outstanding as at November 30, 2021	1,452,843	8.96

Schedule of Warrants Issued and Outstanding

The following table reflects the liability measured warrants issued and outstanding as of November 30, 2021:

		Warrants outstanding
Expiry date	Number outstanding	Average exercise price CAD	Average remaining contractual life (years)
March 13, 2022	123,159	10.50	0.28
December 20, 2022	29,066	27.00	1.05
March 20, 2023	27,777	13.50	1.30
March 30, 2023	46,909	13.50	1.33
March 31, 2023	17,222	13.50	1.33
May 27, 2023	130,304	13.50	1.49
July 8, 2024	445,982	7.50	2.61
July 25, 2024	401,624	7.50	2.65
August 8, 2024	230,800	7.50	2.69
	1,452,843	$8.96	2.22

As at November 30, 2021, the fair value of the 1,452,843 warrants outstanding (August 31, 2021 – 1,452,843) was determined to be $1,851,311 (August 31, 2021 – $4,868,703) as calculated using the Black Scholes option pricing model with the following range of assumptions: 0.28 – 2.69 years (August 31, 2021 – 0.53 – 2.94) as expected average life; share price of CAD$4.93 (August 31, 2021 – CAD$8.42); exercise price of CAD$7.50 – CAD$27.00 (August 31, 2021 – CAD$7.50 – CAD$27.00); 70% - 85% expected volatility (August 31, 2021 – 70% - 90%); risk free interest rate of 0.76% - 1.22% (August 31, 2021 – 0.28% - 0.63%); and an expected dividend yield of 0%.

Equity measured warrants having USD exercise price

The Company’s 3,736,396 equity measured warrants as of November 30, 2021, and August 31, 2021, had an average weighted-average exercise price of $15.

The following table reflects the equity measured warrants issued and outstanding as of November 30, 2021:

		Warrants outstanding
Expiry date	Number outstanding	Average exercise price USD	Average remaining contractual life (years)
November 20, 2022	224,719	15.00	0.97
January 8, 2024	1,868,787	15.00	2.11
January 22, 2024	522,898	15.00	2.15
February 24, 2024	1,058,227	15.00	2.24
August 19, 2024	49,999	15.00	2.72
September 15, 2024	11,666	15.00	2.79
	3,736,296	$15.00	2.09

If all equity measured warrants outstanding and exercisable as of November 30, 2021, were exercised, the Company would receive cash from exercise of approximately $56.0 million.